Selling, General and Administrative Expenses	9 Months Ended
Sep. 30, 2020
Selling, General and Administrative Expenses
Selling, General and Administrative Expenses

18. Selling, General and Administrative Expenses

Selling, general and administrative expenses consist of the following:

	Nine Months Ended September 30,
	2019	2020
Employee compensation	1,753,536	1,176,369
Marketing and promotional expenses	588,116	401,842
Rental and related expenses	492,583	371,361
Depreciation and amortization expenses	280,242	252,740
Professional services	352,805	224,556
IT consumable, office supply and other low value consumable	82,881	47,096
Travel and entertainment expenses	107,289	24,857
Bad debt provision	—	5,945
Others	248,320	220,699
Total	3,905,772	2,725,465